Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Opening balance as of January 1,	$ 16,164,337	$ 1,663,120	$ 1,663,385
Acquisition of Bookmakers Company US, LLC		27,024,383
Foreign exchange movements	(288)	(452)	(265)
Impairment charge		(12,522,714)
Goodwill net of impairment charge	16,164,049	16,164,337	$ 1,663,120
Opening balance	$ 28,687,051	$ 1,663,120